Revenue and Geography Information (Details) - Schedule of Company’s Sales Breakdown Based on Location of Customers ¥ in Thousands, $ in Thousands	6 Months Ended
	Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 CNY (¥)
Schedule of Company’s Sales Breakdown Based on Location of Customers [Line Items]
Total	¥ 138,405	$ 19,722	¥ 83,926
Mainland China [Member]
Schedule of Company’s Sales Breakdown Based on Location of Customers [Line Items]
Revenues	104,550		58,495
Hong Kong [Member]
Schedule of Company’s Sales Breakdown Based on Location of Customers [Line Items]
Revenues	33,855
Africa [Member]
Schedule of Company’s Sales Breakdown Based on Location of Customers [Line Items]
Revenues			6,662
The United States [Member]
Schedule of Company’s Sales Breakdown Based on Location of Customers [Line Items]
Revenues			7,831
Mexico [Member]
Schedule of Company’s Sales Breakdown Based on Location of Customers [Line Items]
Revenues			7,375
Others [Member]
Schedule of Company’s Sales Breakdown Based on Location of Customers [Line Items]
Revenues			¥ 3,563